Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 53,246	$ 55,449
Receivables, net of allowance for bad debts of $0.8 million (2020: $0.5 million)	27,623	20,304
Prepaid expenses and other assets	3,814	3,511
Advances and deposits	2,765	3,551
Inventories	15,084	11,095
Vessel held for sale	39,912	0
Current portion of derivative assets	3,068	307
Total current assets	145,512	94,217
Non-current assets
Investments and other assets, net of accumulated depreciation of $1.9 million (2020: $1.7 million)	11,434	11,082
Vessels and vessel equipment, net of accumulated depreciation of $201.7 million (2020: $170.2 million)	552,120	603,227
Deferred drydock expenditures, net of accumulated amortization of $18.4 million (2020: $13.3 million)	5,345	8,879
Advances for ballast water treatment systems	1,252	2,033
Amount receivable in respect of finance leases	2,880	2,880
Non-current portion of derivative assets	1,833	982
Operating lease, right-of-use asset	1,382	1,232
Total non-current assets	576,246	630,315
TOTAL ASSETS	721,758	724,532
Current liabilities
Accounts payable	6,209	8,578
Accrued expenses and other liabilities	10,771	10,742
Deferred revenue	860	2,070
Accrued interest on debt and finance leases	684	651
Current portion of long-term debt	15,111	15,103
Current portion of finance lease obligations	44,301	21,084
Current portion of operating lease obligations	471	273
Total current liabilities	78,407	58,501
Non-current liabilities
Non-current portion of long-term debt	139,986	129,998
Non-current portion of finance lease obligations	177,016	205,371
Non-current portion of operating lease obligations	684	722
Other non-current liabilities	943	943
Total non-current liabilities	318,629	337,034
TOTAL LIABILITIES	397,036	395,535
Redeemable Preferred Stock
Cumulative redeemable preferred stock	37,043	37,043
Stockholders' equity
Common stock	366	364
Additional paid in capital	426,671	426,102
Accumulated other comprehensive income	4,048	1,044
Treasury stock	(15,636)	(15,636)
Accumulated deficit	(127,770)	(119,920)
Total stockholders' equity	287,679	291,954
Total redeemable preferred stock and stockholders' equity	324,722	328,997
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 721,758	$ 724,532